CAPITAL STRUCTURE (Details Narrative) - USD ($)	1 Months Ended		2 Months Ended	12 Months Ended
	Dec. 31, 2021	Feb. 28, 2021	Feb. 18, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 14, 2022	Sep. 13, 2022	Sep. 06, 2022	Aug. 19, 2022	Jul. 28, 2022	Jul. 27, 2022	Jul. 13, 2022	Jun. 27, 2022	Apr. 14, 2022	Mar. 30, 2022	Mar. 01, 2022	Jan. 28, 2022	Dec. 20, 2021	Sep. 22, 2021	Jul. 30, 2021	May 28, 2021	Nov. 23, 2020
Class of Stock [Line Items]
Common Stock, Shares Authorized	750,000,000			150,000,000	750,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001			$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized				10,000,000
Preferred Stock, Par or Stated Value Per Share				$ 0.0001
Common Stock, Shares, Issued	12,492,050			19,566,839	12,492,050
Common Stock, Shares, Outstanding	12,381,287			19,566,839	12,381,287
Adjustments to Additional Paid in Capital, Other	$ 10,136,500			$ 3,271,487
Preferred Stock, Shares Issued	0			0	0
Preferred Stock, Shares Outstanding	0			0	0
Share-Based Payment Arrangement, Noncash Expense				$ 0	$ 1,897,585
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number				0
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	10,000,000			10,000,000	10,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001			$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued	8,000			(0)	8,000
Preferred Stock, Shares Outstanding	8,000			0	8,000
Held By Vinings Shareholders [Member]
Class of Stock [Line Items]
Stock Repurchased During Period, Shares		110,762
Stock Repurchased During Period, Value		$ 247,165
Treasury Stock, Shares, Retired			110,762
Coral Investment Partners [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				336,869																		500,000
Warrants and Rights Outstanding, Maturity Date																						Nov. 30, 2023
Coral Investment Partners [Member] | Common Class A [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																						$ 2
Coral Investment Partners [Member] | Common Class B [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																						$ 5
Warrant Holder 1 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																					504,461
Warrants and Rights Outstanding, Maturity Date																					Jun. 01, 2026
Warrant Holder 1 [Member] | $1 per share price [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																					500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																					$ 1
[custom:WarrantsExercisedShares-0]										2,500
Warrant Holder 1 [Member] | Per Share 2 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																					500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																					$ 2
Warrant Holder 1 [Member] | $5 per share price [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																					500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																					$ 5
Warrant Holder 2 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				33,687
Warrants and Rights Outstanding, Maturity Date																				Jul. 26, 2026
Warrant Holder 2 [Member] | $1 per share price [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																				200,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																				$ 1
[custom:WarrantsExercisedShares-0]											195,000					5,000
Warrant Holder 2 [Member] | Per Share 2 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																				100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																				$ 2
[custom:WarrantsExercisedShares-0]											75,000
[custom:WarrantsExpiredShares-0]							25,000
Warrant Holder 2 [Member] | $5 per share price [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																				100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																				$ 5
Purple Bio Tech [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				101,061															300,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																			$ 5
Purple Bio Tech [Member] | Common Stock Purchase Warrants [Member]
Class of Stock [Line Items]
Share-Based Payment Arrangement, Noncash Expense					$ 1,897,585
Warrant Holder 3 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																		600,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																		$ 1
Warrants and Rights Outstanding, Maturity Date																		Dec. 20, 2026
[custom:WarrantsExercisedShares-0]									115,000
[custom:WarrantsExpiredShares-0]							10,000
Class of Warrant or Right, Outstanding				0
Warrant Holder 3 [Member] | Transferred To Warrant Holder 4 [Member]
Class of Stock [Line Items]
[custom:WarrantsTransferred-0]												300,000
Warrant Holder 3 [Member] | Transferred To Warrant Holder 5 [Member]
Class of Stock [Line Items]
[custom:WarrantsTransferred-0]												175,000
Warrant Holder 4 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												300,000
[custom:WarrantsExercisedShares-0]									300,000
Class of Warrant or Right, Outstanding				0
Warrant Holder 5 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				126,326				175,000
Warrant Holder 9 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																	200,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																	$ 1.50
Warrants and Rights Outstanding, Maturity Date																	Jan. 31, 2024
Class of Warrant or Right, Outstanding				0
Warrant Holder 9 [Member] | Transferred To Warrant Holder 5 [Member]
Class of Stock [Line Items]
[custom:WarrantsTransferred-0]								200,000
Warrant Holder 6 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				84,217													250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																	$ 1.50
Warrants and Rights Outstanding, Maturity Date																	Jan. 31, 2024
Warrant Holder 7 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				134,747													400,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																	$ 1.50
Warrants and Rights Outstanding, Maturity Date																	Jan. 31, 2024
Warrant Holder 8 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																	775,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																	$ 1.50
Warrants and Rights Outstanding, Maturity Date																	Jan. 31, 2024
[custom:WarrantsExercisedShares-0]						775,000
Class of Warrant or Right, Outstanding				0
Warrant Holder 10 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																	350,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																	$ 1.50
Warrants and Rights Outstanding, Maturity Date																	Jan. 31, 2024
[custom:WarrantsExercisedShares-0]						246,666			50,000							53,334
Class of Warrant or Right, Outstanding				0
Warrant Holder 11 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				158,328
Warrants and Rights Outstanding, Maturity Date																	Jan. 31, 2024
Warrant Holder 11 [Member] | $1 per share price [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																	150,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																	$ 1
Warrant Holder 11 [Member] | Per Share 2 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																	150,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																	$ 2
Warrant Holder 11 [Member] | $1.50 per share price [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights														170,000
Class of Warrant or Right, Exercise Price of Warrants or Rights														$ 1.50
Warrants and Rights Outstanding, Maturity Date														Jan. 31, 2024
Warrant Holder 12 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																	1,018,050
Class of Warrant or Right, Exercise Price of Warrants or Rights																	$ 1.50
Warrants and Rights Outstanding, Maturity Date																	Jan. 31, 2024
[custom:WarrantsExercisedShares-0]						918,050			100,000
Class of Warrant or Right, Outstanding				0
Warrant Holder 13 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																	225,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																	$ 1.50
Warrants and Rights Outstanding, Maturity Date																	Jan. 31, 2024
[custom:WarrantsExercisedShares-0]						210,000										15,000
Class of Warrant or Right, Outstanding				0
Warrant Holder 14 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																	100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																	$ 1
Warrants and Rights Outstanding, Maturity Date																	Jan. 31, 2024
[custom:WarrantsExercisedShares-0]									100,000
Class of Warrant or Right, Outstanding				0
Warrant Holder 15 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																	100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																	$ 1.50
Warrants and Rights Outstanding, Maturity Date																	Jan. 31, 2024
[custom:WarrantsExercisedShares-0]						100,000
Class of Warrant or Right, Outstanding				0
Warrant Holder 16 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																	100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																	$ 1.50
Warrants and Rights Outstanding, Maturity Date																	Jan. 31, 2024
[custom:WarrantsExercisedShares-0]						75,000							25,000
Class of Warrant or Right, Outstanding				0
Warrant Holder 17 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																	52,050
Class of Warrant or Right, Exercise Price of Warrants or Rights																	$ 1.50
Warrants and Rights Outstanding, Maturity Date																	Jan. 31, 2024
[custom:WarrantsExercisedShares-0]						52,050
Class of Warrant or Right, Outstanding				0
Warrant Holder 18 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				84,217											250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights															$ 3
Warrants and Rights Outstanding, Maturity Date																	Mar. 30, 2024
Warrant Holder 19 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights															300,000
Class of Warrant or Right, Exercise Price of Warrants or Rights															$ 1.50
Warrants and Rights Outstanding, Maturity Date																	Apr. 01, 2027
[custom:WarrantsExercisedShares-0]						300,000
Class of Warrant or Right, Outstanding				0